[ING Funds logo]

February 7, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.

(File Nos. 333-05173; 811-07651)

ING VP Balanced Portfolio, Inc.

(File Nos. 033-27247; 811-05773)

ING Variable Funds

(File Nos. 002-51739; 811-2514)

ING VP Intermediate Bond Portfolio

(File Nos. 002-47232; 811-02361)

ING VP Money Market Portfolio

(File Nos. 002-53038; 811-02565)

ING Strategic Allocation Portfolios, Inc.

(File Nos. 033-88334; 811-08934)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 28, 32, 70, 65, 59 and 26 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Variable Portfolio, Inc., ING VP Balanced Portfolio Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, and ING Strategic Allocation Portfolios, Inc., respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on April 30, 2007.

These Amendments are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

Regards,

/S/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Suzanne Lambert, Esq.
Goodwin Procter LLP